Document and Entity Information	12 Months Ended
Aug. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38430
Entity Registrant Name	OneSmart International Education Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2161 North Zhongshan Road
Entity Address, Address Line Two	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200333
Entity Address, Country	CN
Document Period End Date	Aug. 31, 2020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001722380
Current Fiscal Year End Date	--08-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business contact member
Document and Entity Information
Entity Address, Address Line One	2161 North Zhongshan Road
Entity Address, Address Line Two	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200333
Entity Address, Country	CN
Country Region	86
City Area Code	21
Local Phone Number	2250-5999
Contact Personnel Name	Honggang (Greg) Zuo
Contact Personnel Email Address	greg.zuo@onesmart.org
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each American depositary share representing 40 Class A ordinary shares
Trading Symbol	ONE
Security Exchange Name	NYSE
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	6,442,945,963
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.000001 per share
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	4,146,103,947
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	2,296,842,016